Partners' Capital Outstanding Units (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General Partner
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners' capital account, beginning balance (in shares)	536	392	185
Issuance of units (in shares)	144	144	207
Partners' capital account, ending balance (in shares)	680	536	392
Limited Partner
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners' capital account, beginning balance (in shares)	50,504	42,640	13,394
Issuance of units (in shares)	248	7,654	23,025
Redemption / return of escrow units (in shares)	(1,034)
Conversion, Exercise of units, warrants (in shares)	1,350	152	300
Issuance of common units in JP Development transaction (in shares)			5,841
Partners' capital account, ending balance (in shares)	51,351	50,504	42,640
Limited Partner | Long Term Incentive Plan
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of units (in shares)	283	58	80
Series B
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners' capital account, beginning balance (in shares)	1,350	1,255	0
Issuance of units (in shares)		95	87
Conversion, Exercise of units, warrants (in shares)	(1,350)
Partners' capital account, ending balance (in shares)	0	1,350	1,255
Series D
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners' capital account, beginning balance (in shares)	0	0	0
Issuance of units (in shares)	2,333	0	0
Issuance of units (in shares)			1,008
Redemption / return of escrow units (in shares)			(1,008)
Partners' capital account, ending balance (in shares)	2,333	0	0
Okeanos
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of units (in shares)	1,168